SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Cash and Cash Equivalents
The following table provides a reconciliation of cash and restricted cash reported within the consolidated balance sheets that sum to the total of the same amounts shown in the consolidated statements of cash flow (in thousands):

	December 31,
	2022	2021
	(in thousands)
Cash and cash equivalents	$309,793	$190,778
Restricted cash	22,539	7,000
Restricted cash, non-current	4,744	6,797
Cash, cash equivalents and restricted cash	$337,076	$204,575

Restrictions on Cash and Cash Equivalents
The following table provides a reconciliation of cash and restricted cash reported within the consolidated balance sheets that sum to the total of the same amounts shown in the consolidated statements of cash flow (in thousands):

	December 31,
	2022	2021
	(in thousands)
Cash and cash equivalents	$309,793	$190,778
Restricted cash	22,539	7,000
Restricted cash, non-current	4,744	6,797
Cash, cash equivalents and restricted cash	$337,076	$204,575

Property and Equipment, Net	Useful lives by asset category are as follows:

Computer and software	3 to 7 years
Equipment	3 to 7 years
Leasehold improvements	Shorter of remaining lease term or estimated useful life (10 years)
Internal-Use Software	2 years
Property and equipment, net, consist of the following as of December 31, 2022 and 2021 (in thousands):

	December 31,	December 31,
	2022	2021
Computer and software	$37,517	$7,638
Equipment	765	566
Leasehold improvements	922	681
Property and equipment, gross	39,204	8,885
Less: accumulated depreciation and amortization	(7,541)	(1,237)
Property and equipment, net	$31,663	$7,648

Disaggregation of Revenue

	2022	2021	2020
	(in thousands)
Services transferred at a point in time	$661,646	$420,460	$75,180
Services transferred over time	23,768	25,406	16,560
Total revenue from fees, net	$685,414	$445,866	$91,740